Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 339	$ 298	$ 346
Work-in-process	755	721	214
Finished goods	156	229	100
Total inventories	$ 1,250	$ 1,248	$ 660